Income Taxes (Details Textual) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 748,000	$ 3,343,000
Operating Loss Carryforwards Expiration Period	2035	2035
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%